EATON VANCE MUNICIPALS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 2009 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 117 (“Amendment No. 117”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 117 was filed electronically with the Commission (Accession No. 0000940394-09-000058) on January 28, 2009:

Eaton Vance California Municipals Fund
Eaton Vance Massachusetts Municipals Fund
Eaton Vance Mississippi Municipals Fund
Eaton Vance National Municipals Fund
Eaton Vance New York Municipals Fund
Eaton Vance Ohio Municipals Fund
Eaton Vance Rhode Island Municipals Fund
Eaton Vance West Virginia Municipals Fund

EATON VANCE MUNICIPALS TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Secretary

Date: February 3, 2009